Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. Operating results for the three and nine months ended September 30, 2020 are not necessarily indicative of results that may be expected for any other interim period or for the year ending December 31, 2020.

The accompanying interim financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in the Company’s final prospectus filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, on August 5, 2020 (“Prospectus”).

Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include our accounts and the accounts of our wholly-owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Our fiscal year ends on December 31.

Basis of consolidation

The accompanying consolidated financial statements include our accounts and the accounts of our wholly-owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Our fiscal year ends on December 31.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires certain financial instruments to be recorded at fair value; requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting periods. Significant estimates, judgments, and assumptions in these consolidated financial statements include: allocating variable consideration for revenue recognition; the amortization period for deferred commissions; the allowance for credit losses; a determination of the deferred tax asset valuation allowance and the valuation of our common stock used to determine stock-based compensation expense prior to our IPO. Because of the use of estimates inherent in the financial reporting process and given the additional or unforeseen effects from the COVID-19 pandemic, actual results could differ from those estimates, and such differences could be material to our consolidated financial statements.

COVID-19, declared a global pandemic by the World Health Organization on March 11, 2020, has caused disruption to the economies and communities of the United States and our target international markets. In the interest of public health, many governments closed physical stores and places of business deemed non-essential. This precipitated a significant shift in shopping behavior from offline to online. Our business has benefited from this shift, both in accelerated sales growth for our existing customers’ stores, and in our sales of new store subscriptions to customers. Nevertheless, we do not have certainty that those trends will continue; the COVID-19 pandemic and the uncertainty it has created in the global economy could materially adversely affect our business, financial condition, and results of operations.

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires certain financial instruments to be recorded at fair value; requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting periods. Significant estimates, judgments, and assumptions in these consolidated financial statements include: allocating variable consideration for revenue recognition; the amortization period for deferred commissions; the allowance for credit losses; a determination of the deferred tax asset valuation allowance and the valuation of our common stock used to determine stock-based compensation expense. Because of the use of estimates inherent in the financial reporting process and given the additional or unforeseen effects from the COVID-19 pandemic, actual results could differ from those estimates, and such differences could be material to our consolidated financial statements.

COVID-19, declared a global pandemic by the World Health Organization on March 11, 2020, has caused disruption to the economies and communities of the United States and our target international markets. In the interest of public health, many governments closed physical stores and places of business deemed non-essential. This precipitated a significant shift in shopping behavior from offline to online. Our business has benefited from this shift, both in accelerated sales growth for our existing customers’ stores, and in our sales of new store subscriptions to customers. Nevertheless, we do not have certainty that those trends will continue; the COVID-19 pandemic and the uncertainty it has created in the global economy could materially adversely affect our business, financial condition, and results of operations.

Stock split

Stock split

On July 24, 2020, our board of directors and stockholders approved an amendment to our certificate of incorporation that effected a one-for-three reverse stock split of our common stock. All common stock share and per share information for all periods presented has been adjusted to reflect the reverse stock split. The amendment to our certificate of incorporation adjusted the amount of our authorized shares to: 205,000,000 shares of Series 1 common stock, 45,000,000 shares of Series 2 common stock, and 109,030,573 shares of preferred stock. The common stock has a par value of $0.0001 per share. On July 24, 2020, concurrently with the effectiveness of the reverse stock split, the conversion prices applicable to our preferred stock were adjusted proportionately in accordance with our certificate of incorporation.

Segment and geographic information

Segment and geographic information

Our chief operating decision maker is our chief executive officer. Our chief executive officer reviews the financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. Accordingly, we have determined that we operate as a single operating and reportable segment. Revenue by geographic region was as follows:

	Three months ended September 30,		Nine months ended September 30,
(Unaudited, in thousands)	2020	2019	2020	2019
Revenue:
Americas—U.S.	$31,483	$22,842	$87,099	$66,022
Americas—other	1,422	949	3,827	2,722
EMEA	3,180	1,899	8,493	5,260
APAC	3,650	2,574	9,806	7,079

Total revenue	$39,735	$28,264	$109,225	$81,083

Long-lived assets by geographic region was as follows:

	September 30,	December 31,
(in thousands)	2020	2019
	(Unaudited)
Long-lived assets:
Americas—U.S.	$6,703	$7,699
Americas—other	—	—
EMEA	—	—
APAC	539	542

Total long-lived assets	$7,242	$8,241

Segment and geographic information

Our chief operating decision maker is our chief executive officer. Our chief executive officer reviews the financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. Accordingly, we have determined that we operate as a single operating and reportable segment. Revenue by geographic region was as follows:

	Year ended December 31,
(in thousands)	2019	2018
Revenue:
Americas—U.S.	$91,057	$75,025
Americas—other	3,761	3,000
EMEA	7,370	6,123
APAC	9,915	7,719

Total revenue	$112,103	$91,867

Long-lived assets by geographic region was as follows:

	Year ended December 31,
(in thousands)	2019	2018
Long-lived assets:
Americas—U.S.	$7,699	$4,864
Americas—other	—	—
EMEA	—	—
APAC	542	367

Total long-lived assets	$8,241	$5,231

Cash and cash equivalents

Cash and cash equivalents

We consider all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents consist of money market funds and investment securities and are stated at fair value.

Cash and cash equivalents

We consider all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents consist of money market funds and investment securities and are stated at fair value.

Restricted cash

Restricted cash

We maintain a portion of amounts collected through our online payment processor with the online payment processor as a security deposit for future chargebacks. Additionally, we have amounts on deposit with certain financial institutions that serve as collateral for letters of credit and lease deposits.

Restricted cash

We maintain a portion of amounts collected through our online payment processor with the online payment processor as a security deposit for future chargebacks. Additionally, we have amounts on deposit with certain financial institutions that serve as collateral for letters of credit and lease deposits.

Marketable securities

Marketable securities

All marketable securities have been classified as available-for-sale and are carried at estimated fair value. We determine the appropriate classification of our investments in debt securities at the time of purchase. Securities may have stated maturities greater than one year. All marketable securities are considered available to support current operations and are classified as current assets. Unrealized gains and losses are excluded from earnings and are reported as a component of accumulated other comprehensive loss. Realized gains and losses, and declines in fair value judged to be other than temporary, are included in other expense. The cost of securities sold is based on the specific-identification method. Interest on marketable securities is included in interest income.

Marketable securities

All marketable securities have been classified as available-for-sale and are carried at estimated fair value. We determine the appropriate classification of our investments in debt securities at the time of purchase. Securities may have stated maturities greater than one year. All marketable securities are considered available to support current operations and are classified as current assets. Unrealized gains and losses are excluded from earnings and are reported as a component of accumulated other comprehensive loss. Realized gains and losses, and declines in fair value judged to be other than temporary, are included in other expense. The cost of securities sold is based on the specific-identification method. Interest on marketable securities is included in interest income.

Accounts receivable

Accounts receivable

Accounts receivable are stated at net realizable value and include unbilled receivables. Unbilled receivables arise primarily when we provide subscriptions services in advance of billing. Accounts receivable are net of an allowance for credit losses, are not collateralized, and do not bear interest. Payment terms range from due immediately to due within 60 days. The accounts receivable balance at September 30, 2020 and December 31, 2019 included unbilled receivables of $5.7 million and $4.0 million, respectively.

We assess the collectability of outstanding accounts receivable on an ongoing basis and maintain an allowance for credit losses for accounts receivable deemed uncollectable. Upon adoption of ASU 2016-13, we analyzed the accounts receivable portfolio for significant risks, historical activity, and an estimate of future collectability to determine the amount that will ultimately be collected. This estimate is analyzed quarterly and adjusted as necessary. Identified risks pertaining to our accounts receivable include the delinquency level, customer type, and current economic environment. Due to the short-term nature of such receivables, the estimate of the amount of accounts receivable that may not be collected is based on aging of the accounts receivable balances and the financial condition of customers. Adoption of ASU 2016-13 resulted in an increase in the allowance for credit losses of approximately $0.4 million as of January 1, 2020, primarily related to unbilled receivables.

The allowance for credit losses consisted of the following:

(Unaudited, in thousands)
Balance at December 31, 2019	$1,167
Cumulative effect adjustment upon adoption	364
Provision for expected credit losses	589
Accounts written off	(236)
Balance at March 31, 2020	1,884

Provision for expected credit losses	355
Accounts written off	(583)
Balance at June 30, 2020	1,656

Provision for expected credit losses	254
Accounts written off	(49)
Balance at September 30, 2020	$1,861

Accounts receivable

Accounts receivable are stated at net realizable value and include unbilled receivables. Unbilled receivables arise primarily when we provide subscriptions services in advance of billing. Accounts receivable are net of an allowance for credit losses, are not collateralized, and do not bear interest. Payment terms range from due immediately to due within 60 days. The accounts receivable balance at December 31, 2019 and 2018 included unbilled receivables of $4.0 million and $2.6 million, respectively.

The allowance for doubtful accounts is our best estimate of the amount of probable credit losses. We determine the allowance for doubtful accounts based on our analysis of historical bad debts, customer concentrations, credit history, and general economic trends. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Significant judgments and estimates are made and used in connection with establishing allowances for doubtful accounts in any accounting period. The allowance for doubtful accounts consisted of the following:

(in thousands)
Balance at December 31, 2017	$376
Bad-debt expense	341
Accounts written off	(120)

Balance at December 31, 2018	597
Bad-debt expense	988
Accounts written off	(418)

Balance at December 31, 2019	$1,167

Property and equipment

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives or the related lease terms (if shorter).

The estimated useful lives of property and equipment are as follows:

Estimated Useful Life
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	5 years
Leasehold improvements	1-10 years

Maintenance and repairs that do not enhance or extend the asset’s useful life are charged to operating expenses as incurred.

The carrying values of property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, we compare the projected undiscounted future cash flows associated with groups of assets used in combination over their estimated useful lives against their respective carrying amounts. If projected undiscounted future cash flows are less than the carrying value of the asset group, impairment is recorded for any excess of the carrying amount over the fair value of those assets in the period in which the determination is made.

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives or the related lease terms (if shorter).

The estimated useful lives of property and equipment are as follows:

Estimated useful life
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	5 years
Leasehold improvements	1-10 years

Maintenance and repairs that do not enhance or extend the asset’s useful life are charged to operating expenses as incurred.

The carrying values of property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, we compare the projected undiscounted future cash flows associated with groups of assets used in combination over their estimated useful lives against their respective carrying amounts. If projected undiscounted future cash flows are less than the carrying value of the asset group, impairment is recorded for any excess of the carrying amount over the fair value of those assets in the period in which the determination is made.

Research and development and internal use software

Research and development and internal use software

Research and development expenses consist primarily of personnel and related expenses for our research and development staff, which include: salaries, benefits, bonuses, and stock-based compensation; the cost of certain third-party contractors; and allocated overhead. Expenditures for research and development, other than internal use software costs, are expensed as incurred.

Software development costs associated with internal use software, which are incurred during the application development phase and meet other requirements under the guidance are capitalized. To date, software costs eligible for capitalization have not been significant.

Research and development and internal use software

Research and development expenses consist primarily of personnel and related expenses for our research and development staff, which include: salaries, benefits, bonuses, and stock-based compensation; the cost of certain third-party contractors; and allocated overhead. Expenditures for research and development, other than internal use software costs, are expensed as incurred.

Software development costs associated with internal use software, which are incurred during the application development phase and meet other requirements under the guidance are capitalized. To date, software costs eligible for capitalization have not been significant.

Concentration of credit risks, significant clients, and suppliers

Concentration of credit risks, significant clients, and suppliers

Financial instruments that potentially subject us to concentrations of credit risk consist of cash and cash equivalents, marketable securities, restricted cash, and accounts receivable. Our investment policy limits investments to high credit quality securities issued by the U.S. government, U.S. government-sponsored agencies, and highly rated corporate securities, subject to certain concentration limits and restrictions on maturities. Our cash and cash equivalents and restricted cash are held by financial institutions that management believes are of high credit quality. Amounts on deposit may at times exceed federally insured limits. We have not experienced any losses on our deposits of cash and cash equivalents. We are exposed to credit risk in the event of default by the financial institutions holding our cash and cash equivalents and bond issuers.

Accounts receivable are derived from sales to our customers and our strategic technology partners who operate in a variety of sectors. We do not require collateral. Estimated credit losses are provided for in the consolidated financial statements and historically have been within management’s expectations.

For the nine months ended September 30, 2020 and 2019 one of our strategic partners accounted for 15% and 13% of our revenue, respectively, and accounted for 20% of our accounts receivable balance at September 30, 2020.

Concentration of credit risks, significant clients, and suppliers

Financial instruments that potentially subject us to concentrations of credit risk consist of cash and cash equivalents, marketable securities, restricted cash, and accounts receivable. Our investment policy limits investments to high credit quality securities issued by the U.S. government, U.S. government-sponsored agencies, and highly rated corporate securities, subject to certain concentration limits and restrictions on maturities. Our cash and cash equivalents and restricted cash are held by financial institutions that management believes are of high credit quality. Amounts on deposit may at times exceed federally insured limits. We have not experienced any losses on our deposits of cash and cash equivalents. We are exposed to credit risk in the event of default by the financial institutions holding our cash and cash equivalents and bond issuers.

Accounts receivable are derived from sales to our customers and our strategic technology partners who operate in a variety of sectors. We do not require collateral. Estimated credit losses are provided for in the consolidated financial statements and historically have been within management’s expectations.

One of our strategic partners accounted for 12% of our revenue for the years ended December 31, 2019 and 2018, and accounted for 20% and 22% of our accounts receivable balance at December 31, 2019 and 2018, respectively.

Foreign currency

Foreign currency

Our functional and reporting currency and the functional and reporting currency of our subsidiaries is the U.S. dollar. Monetary assets and liabilities denominated in foreign currencies are re-measured to U.S. dollars using the exchange rates at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are measured in U.S. dollars using historical exchange rates. Revenue and expenses are measured using the actual exchange rates prevailing on the dates of the transactions. Gains and losses resulting from re-measurement are recorded within Other expense in our consolidated statements of operations and were not material for all periods presented.

Revenue recognition

Revenue recognition

Our sources of revenue consist of subscription solutions fees and partner and services fees. These services allow customers to access our hosted software over the contract period. The customer is not allowed to take possession of the software or transfer the software. Our revenue arrangements do not contain general rights of refund in the event of cancellations.

The following table disaggregates our revenue by major source:

	Year ended December 31,
(in thousands)	2019	2018
Subscription solutions	$82,689	$70,484
Partner and services	29,414	21,383

Total revenue	$112,103	$91,867

Subscription solutions

Subscription solutions revenue consists primarily of platform subscription fees from all plans. It also includes recurring professional services and sales of SSL certificates. Subscription solutions are charged monthly, quarterly, or annually for our customers to sell their products and process transactions on our platform. Subscription solutions are generally charged per online store and are based on the store’s subscription plan. Monthly subscription fees for Pro and Enterprise plans are adjusted if a customer’s gross merchandise volume or orders processed are above specified plan thresholds on a trailing twelve-month basis. For most subscription solutions arrangements, we have determined we meet the variable consideration allocation exception and, therefore, recognize fixed monthly fees or a pro-rata portion of quarterly or annual fees and any transaction fees as revenue in the month they are earned.

Professional services, which primarily consist of education packages, launch services, solutions architecting, implementation consulting, and catalog transfer services, are generally billed and recognized as revenue when delivered.

Contracts with our retail customers are generally month-to-month, while contracts with our enterprise customers generally range from one to three years. Contracts are typically non-cancellable and do not contain refund-type provisions. Revenue is presented net of sales tax and other taxes we collect on behalf of governmental authorities.

Partner and services

Our partner and services revenue consists of revenue share, partner technology integrations, and marketing services provided to partners. Revenue share relates to fees earned by our partners from customers using our platform, where we have an arrangement with such partner to share such fees as they occur. Revenue share is recognized at the time the earning activity is complete, which is generally monthly. Revenue for partner technology integrations is recorded on a straight-line basis over the life of the contract commencing when the integration has been completed. Fees for marketing services are recognized either at the time the earning activity is complete, or ratably over the length of the contract, depending on the nature of the obligations in the contract. Payments received in advance of services being rendered are recorded as deferred revenue and recognized when the obligation is completed.

We also derive revenue from the sales of website themes and applications upon delivery.

We recognize revenue share, and revenue from the sales of third-party applications, on a net basis as we have determined that we are the agent in our arrangements with third-party application providers. All other revenue is recognized on a gross basis, as we have determined we are the principal in these arrangements.

Contracts with multiple performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment.

Our subscription contracts are generally comprised of a single performance obligation to provide access to our platform, but can include additional performance obligations. For contracts with multiple performance obligations where the contracted price differs from the standalone selling price (“SSP”) for any distinct good or service, we may be required to allocate the contract’s transaction price to each performance obligation using our best estimate of SSP.

Contracts with our technology solution partners often include multiple performance obligations. In determining whether integration services are distinct from hosting services we consider various factors. These considerations included the level of integration, interdependency, and interrelation between the implementation and hosting service, as well as any promises in the contract. We have concluded that the integration services included in contracts with hosting obligations are not distinct. As a result, we defer any arrangement fees for integration services and recognize such amounts over the life of the hosting obligation. Additional consideration for some partner contracts varies based on the level of customer activity on the platform. We have determined we meet the variable consideration allocation exception and therefore recognize these variable fees in the period they are earned.

Judgment is required to determine the SSP for each distinct performance obligation. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The primary method used to estimate SSP is the expected cost-plus margin approach, which considers margins achieved on standalone sales of similar products, market data related to historical margins within an industry, industry sales price averages, market conditions, and profit objectives.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of personnel-related costs, including: stock-based compensation expenses for customer support and professional services personnel; costs of maintaining and securing our infrastructure and platform; amortization expense associated with capitalized internal-use software; and allocation of overhead costs.

Deferred revenue

Deferred revenue

Deferred revenue primarily consists of amounts that have been billed to or received from customers in advance of performing the associated services. We recognize revenue from deferred revenue when the services are performed and the corresponding revenue recognition criteria are met.

The net decrease in the deferred revenue balance for the year ended December 31, 2019 is primarily due to the recognition of revenue related to a large upfront payment on a multi-year arrangement that was entered into in prior years. Amounts recognized from deferred revenue represent primarily revenue from the sale of subscription solutions, integration, and marketing services.

As of December 31, 2019, we had $47.8 million of remaining performance obligations, which represents contracted revenue minimums that have not yet been recognized, including amounts that will be invoiced and recognized as revenue in future periods. We expect to recognize approximately 60% of the remaining performance obligations as revenue in the next 12 months, and the remaining balance in the periods thereafter.

Deferred commissions

Deferred commissions

Certain sales commissions earned by our sales force are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions are not paid on subscription renewals. We amortize deferred sales commissions ratably over the estimated period of our relationship with customers of approximately four years. Based on historical experience, we determine the average life of our customer relationship by taking into consideration our customer contracts and the estimated technological life of our platform and related significant features. We include amortization of deferred commissions in Sales and marketing expense in the consolidated statements of operations. We periodically review the carrying amount of deferred commissions to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred costs. We did not recognize an impairment of deferred commissions during the years ended December 31, 2019 and December 31, 2018.

Sales commissions of $2.5 million and $2.0 million were deferred for the years ended December 31, 2019 and 2018, respectively; and deferred commission amortization expense was $1.6 million and $1.2 million for the years ended December 31, 2019 and 2018, respectively.

Advertising costs	Advertising costs We expense advertising costs as incurred. Advertising costs were $9.0 million and $9.0 million for the nine months ended September 30, 2020 and 2019, respectively.	Advertising costs We expense advertising costs as incurred. Advertising expenses were approximately $11.8 million and $8.9 million for the years ended December 31, 2019 and 2018, respectively.
Leases

Leases

We determine if an arrangement is a lease or contains a lease at inception. At the commencement date of a lease, we recognize a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term. The lease liability is measured at the present value of lease payments over the lease term. As our leases typically do not provide an implicit rate, we use our incremental borrowing rate for most leases. The right-of-use (“ROU”) asset is measured at cost, which includes the initial measurement of the lease liability and initial direct costs incurred and excludes lease incentives.

Lease terms may include options to extend or terminate the lease. We record a ROU asset and a lease liability when it is reasonably certain that we will exercise that option. Operating lease costs are recognized on a straight-line basis over the lease term.

We also lease office space under short-term arrangements and have elected not to include these arrangements in the ROU asset or lease liabilities.

Leases

We determine if an arrangement is a lease or contains a lease at inception. At the commencement date of a lease, we recognize a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term. The lease liability is measured at the present value of lease payments over the lease term. As our leases typically do not provide an implicit rate, we use our incremental borrowing rate for most leases. The right-of-use (“ROU”) asset is measured at cost, which includes the initial measurement of the lease liability and initial direct costs incurred and excludes lease incentives.

Lease terms may include options to extend or terminate the lease. We record a ROU asset and a lease liability when it is reasonably certain that we will exercise that option. Operating lease costs are recognized on a straight-line basis over the lease term.

We also lease office space under short-term arrangements and have elected not to include these arrangements in the ROU asset or lease liabilities.

Income taxes

Income taxes

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax balances are adjusted to reflect tax rates based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period of the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that those assets will be realized. To date, we have provided a valuation allowance against all of our deferred tax assets as we believe the objective and verifiable evidence of our historical pretax net losses outweighs any positive evidence of its forecasted future results. We will continue to monitor the positive and negative evidence, and we will adjust the valuation allowance as sufficient objective positive evidence becomes available.

We account for uncertain tax positions in accordance with ASC 740, “Income Taxes”, which clarifies the accounting for uncertainty in tax positions. These provisions require recognition of the impact of a tax position in our financial statements only if it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Any interest and penalties related to uncertain tax positions will be reflected as a component of income tax expense.

Income taxes

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax balances are adjusted to reflect tax rates based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period of the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that those assets will be realized. To date, we have provided a valuation allowance against all of our deferred tax assets as we believe the objective and verifiable evidence of our historical pretax net losses outweighs any positive evidence of its forecasted future results. We will continue to monitor the positive and negative evidence, and we will adjust the valuation allowance as sufficient objective positive evidence becomes available.

We account for uncertain tax positions in accordance with ASC 740, “Income Taxes”, which clarifies the accounting for uncertainty in tax positions. These provisions require recognition of the impact of a tax position in our financial statements only if that position is more likely than not of being sustained upon examination by taxing authorities, based on the technical merits of the position. Any interest and penalties related to uncertain tax positions will be reflected as a component of income tax expense.

Stock-based compensation

Stock-based compensation

We issue stock options and restricted stock units (“RSUs”). Stock-based compensation related to stock options is measured at the date of grant and is recognized on a straight-line basis over the service period, net of estimated forfeitures. We use the Black-Scholes option-pricing model to estimate the fair value of stock options awarded at the date of grant. Stock-based compensation related to restricted stock units is measured at the date of grant and recognized using the accelerated attribution method, net of forfeitures, over the remaining service period.

Stock-based compensation

Stock-based compensation is measured at the date of grant and is recognized on a straight-line basis over the service period, net of estimated forfeitures. We use the Black-Scholes option-pricing model to estimate the fair value of stock options awarded at the date of grant.

Accounting pronouncements

Accounting pronouncements

In June 2018, the FASB Issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The adoption of this standard on January 1, 2020 did not have a material impact on our consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326)” which modifies the measurement of expected credit losses of certain financial instruments. Credit losses on trade and other receivables, available-for-sale debt securities, and other instruments will reflect our current estimate of the expected credit losses and will generally result in the earlier recognition of allowance for losses. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The adoption of the new standard resulted in the recording of a cumulative-effect adjustment to accumulated deficit of $0.4 million on January 1, 2020. We will continue to actively monitor the impact of the recent COVID-19 pandemic on expected credit losses.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). We adopted this guidance on January 1, 2020 on a prospective basis, which did not result in a material impact to our consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes,” as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also clarifies and simplifies other aspects of the accounting for income taxes. Although the amendments in ASU 2019-12 become effective for fiscal years beginning after December 15, 2020, we elected to early adopt the ASU as of January 1, 2019 on a prospective basis. There is no material tax impact of the early adoption of ASU 2019-12 on our financial position and results of operations.

Accounting pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842 (Leases), which provides narrow amendments to clarify how to apply certain aspects of the new lease standard. In July 2018, the FASB also issued ASU 2018-11, Targeted Improvements, which provides the option to adopt ASU No. 2016-02 retrospectively for each prior period presented or as of the adoption date with a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In January 2019, the FASB issued ASU No. 2019-01, “Leases (Topic 842): Codification Improvements” to clarify the required disclosures of ASU No 2016-02 and explicitly exempt entities from disclosing the effect of the change for the interim period. We adopted the standard effective January 1, 2019 and elected the package of practical expedients permitted under the transition guidance with Topic 842, which among other things, allows us to carry forward the historical lease classification and the practical expedient to not separate lease and non-lease components of an agreement. Adoption of the new standard resulted in the recording of Right-of-Use (“ROU”) assets and lease liabilities of approximately $8.8 million and $11.0 million, respectively as of January 1, 2019. The difference between the ROU asset and lease liabilities is the derecognition of deferred rent and tenant improvement allowances at the date of adoption. The standard had no impact on our consolidated statements of operations. See Note 6 for more information.

In June 2018, the FASB Issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The adoption of ASU 2018-07 is not expected to have a material impact on our consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326)” which modifies the measurement of expected credit losses of certain financial instruments. Credit losses on trade and other receivables, available-for-sale debt securities, and other instruments will reflect our current estimate of the expected credit losses and will generally result in the earlier recognition of allowance for losses. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The adoption of 2016-13 is not expected to have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). ASU 2018-15 will be effective beginning in our first quarter of 2020, with early adoption permitted. The ASU may be applied retrospectively or prospectively to all implementation costs incurred after the date of adoption. We are currently evaluating the consolidated financial statement impact on the consolidated financial statements upon adoption.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes,” as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also clarifies and simplifies other aspects of the accounting for income taxes. Although the amendments in ASU 2019-12 become effective for fiscal years beginning after December 15, 2020, we elected to early adopt the ASU as of January 1, 2019 on a prospective basis. There is no material tax impact of the early adoption of ASU 2019-12 on our financial position and results of operations.